COMMITMENTS	12 Months Ended
Sep. 30, 2019
COMMITMENTS
COMMITMENTS

18.         COMMITMENTS

Product Development and Relocation Grant

In February 2014 the Company received notice that it had been awarded a product development and relocation grant by CPRIT whereby the Company is eligible to receive up to $12,000,000 on eligible expenditures over a three-year period related to the development of the Company’s androgen receptor n-terminus blocker program for prostate cancer. The funding under CPRIT is subject to a number of conditions including negotiation and execution of an award contract which details the milestones that must be met to release the tranched CPRIT funding, proof the Company has raised the 50% matching funds to release CPRIT monies, and relocation of the project to the State of Texas such that the substantial functions of the Company related to the project grant are in Texas and the Company uses Texas-based subcontractor and collaborators wherever possible.

As at September 30, 2016, the Company had received the first two tranches of the CPRIT Grant, totalling $6,578,000, which have been recognized as research and development recoveries in the statements of loss and comprehensive loss over fiscal years 2014, 2015, and 2016. During the year ended September 30, 2017, the Company received $5,192,799, representing a partial payment of the third and final tranche of the grant of $5,422,000. The remaining balance of $229,201 has been recorded as a receivable as at September 30, 2018 and 2019.

If the Company is found to have used any grant proceeds for purposes other than intended, is in violation of the terms of the grant, or fails to maintain the required level of operations in the State of Texas for three years following the final payment of grant funds, then the Company could be required to repay any grant proceeds received.

Under the terms of the grant, the Company is also required to pay a royalty to CPRIT, comprised of 4% of revenues the Company receives from sale of commercial product or commercial service, until aggregate royalty payments equal $24,000,000, and 2% of revenues thereafter. The Company has the option to terminate the grant agreement by paying a one-time, non-refundable buyout fee, based on certain factors including the grant proceeds, and the number of months between the termination date and the buyout fee payment date.

The Company has the following obligations over the next five years:

Contractual obligations	2020		2021		2022		2023		2024

Minimum annual royalty per License Agreement (Note 7)	C$	85,000	C$	85,000	C$	85,000	C$	85,000	C$	85,000

SVB loan payments (Note 8)		$4,045,500		$—		$—		$—		$—
Lease on US office spaces		$119,383		$70,670		$—		$—		$—

Advisory Contract

In April 2019 the Company executed an Engagement Letter with Oppenheimer & Co. Inc. (“Oppenheimer”), an investment bank, to retain their services to act as its lead financial advisor for which it obtained a percentage of funds raised on successful completion of the financing in August 2019. Oppenheimer would receive compensation on certain capital transactions while the Engagement Letter is in effect. The Company may terminate the agreement on 30 days’ written notice. Oppenheimer retains a right of first refusal as lead agent on all future financings occurring up to 12 months following the termination of the agreement.